Derivatives and Hedge Accounting (Narrative) (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Fair value hedges [member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Non-trading derivatives, Liabilities	€ 873	€ 1,035
Fair value hedges [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Non-trading derivatives, Assets	524	650
Cash flow hedges [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	25,000
Cash flow hedges [member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Non-trading derivatives, Liabilities	339	458
Cash flow hedges [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Non-trading derivatives, Assets	€ 677	1,012
Hedges of net investments in foreign operations [member] | Maturity date beyond 2021 [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage of notional amounts of hedging instruments	68.00%
Hedges of net investments in foreign operations [member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Non-trading derivatives, Liabilities	€ 51	17
Hedges of net investments in foreign operations [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Non-trading derivatives, Assets	€ 23	€ 41